UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                5/14/2013
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            84
8                                        ------------
Form 13F Information Table Value Total:       611,387
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------     --------- --------- -------  --- ---- ------- -------- ----------------
ALEXCO RESOURCE CORP	      COM	        01535P106      51     15500   SH       SOLE     NONE     15500
ALLIANCEBERNSTEIN INCOME FD   COM	        01881E101   36079   4416062   SH       SOLE     NONE   4416062
ALLIANZGI EQUITY & CONV INCO  COM	        018829101    4729    262554   SH       SOLE     NONE    262554
ALLIANZGI NFJ DIVID INT & PR  COM	        01883A107    2506    149001   SH       SOLE     NONE    149001
ALPS ETF TR	              ALERIAN MLP	00162Q866    9389    529856   SH       SOLE     NONE    529856
BANK OF AMERICA CORP	      COM	        060505104     222     18226   SH       SOLE     NONE     18226
BLACKROCK CR ALLCTN INC TR    COM	        092508100   47809   3414893   SH       SOLE     NONE   3414893
BLACKROCK ENH CAP & INC FD    COM	        09256A109    3424    263150   SH       SOLE     NONE    263150
BLACKROCK ENHANCED EQT DIV    COM	        09251A104   19525   2496770   SH       SOLE     NONE   2496770
BLACKROCK GLOBAL OPP EQTY TR  COM	        092501105   11767    847777   SH       SOLE     NONE    847777
BLACKROCK INTL GRWTH & INC TR COM BENE INTER	092524107     717     93984   SH       SOLE     NONE     93984
CALAMOS CONV & HIGH INCOME FD COM SHS	        12811P108     131     10212   SH       SOLE     NONE     10212
CFS BANCORP INC	              COM	        12525D102     156     19510   SH       SOLE     NONE     19510
CITIGROUP INC	              COM NEW	        172967424     355      8024   SH       SOLE     NONE      8024
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT	18914E106    1803    140056   SH       SOLE     NONE    140056
COHEN & STEERS INFRASTRUCTUR  COM	        19248A109     217     10506   SH       SOLE     NONE     10506
EATON VANCE ENHANCED EQ INC   COM	        278274105     820     70210   SH       SOLE     NONE     70210
EATON VANCE RISK MNGD DIV EQ  COM	        27829G106   29631   2696195   SH       SOLE     NONE   2696195
EATON VANCE TAX MNGD GBL DV   COM	        27829F108   16974   1821294   SH       SOLE     NONE   1821294
EATON VANCE TX MGD DIV EQ INC COM	        27828N102   40299   3966414   SH       SOLE     NONE   3966414
EATON VANCE TX MNG BY WRT OPT COM	        27828Y108   20297   1551771   SH       SOLE     NONE   1551771
EATON VANCE TXMGD GL BUYWR    COM	        27829C105     606     54081   SH       SOLE     NONE     54081
ELLSWORTH FUND LTD	      COM	        289074106    2319    303555   SH       SOLE     NONE    303555
GDL FUND	              COM SH BEN IT	361570104     324     27485   SH       SOLE     NONE     27485
GENERAL ELECTRIC CO	      COM	        369604103     233     10059   SH       SOLE     NONE     10059
GUGGENHEIM ENH EQTY STRGY     COM	        40167K100    3397    180586   SH       SOLE     NONE    180586
GULF RESOURCES INC	      COM PAR $0.0005	40251W309      16     14400   SH       SOLE     NONE     14400
HARTFORD FINL SVCS GROUP INC  COM	        416515104     101      3900   SH       SOLE	NONE	  3900
INTEL CORP	              COM	        458140100     526     24071   SH       SOLE	NONE	 24071
INTERVEST BANCSHARES CORP     COM	        460927106     129     22000   SH       SOLE	NONE	 22000
ISHARES INC	              MSCI JAPAN	464286848     230     21294   SH       SOLE	NONE	 21294
ISHARES INC 	              MSCI GLB GOLD	464286335    5903    368030   SH       SOLE	NONE	368030
ISHARES TR	              BARCLYS 7-10 YR	464287440   13310    123999   SH       SOLE	NONE	123999
ISHARES TR	              BARCLYS SH TREA	464288679    3827     34719   SH       SOLE	NONE	 34719
ISHARES TR	              IBOXX INV CPBD	464287242     402      3356   SH       SOLE	NONE	  3356
ISHARES TR 	              S&P 100 IDX FD	464287101   50275    713824   SH       SOLE	NONE	713824
JOHNSON & JOHNSON	      COM	        478160104     417      5120   SH       SOLE	NONE	  5120
JPMORGAN CHASE & CO	      COM	        46625H100     261      5500   SH       SOLE	NONE	  5500
KRAFT FOODS GROUP	      COM	        50076Q106      16 	308   SH       SOLE	NONE	   308
LIBERTY ALL STAR EQUITY FD    SH BEN INT	530158104   21494   4157515   SH       SOLE	NONE   4157515
LOEWS CORP	              COM	        540424108     758     17200   SH       SOLE	NONE	 17200
MACQUARIE GLBL INFRA TOTL RE  COM	        55608D101    2444    115463   SH       SOLE	NONE	115463
MARKET VECTORS ETF TR	      GOLD MINER ETF	57060U100     273      7200   SH       SOLE	NONE	  7200
MERCK & CO INC NEW	      COM	        58933Y105     287      6500   SH       SOLE	NONE	  6500
MFS MULTIMARKET INCOME TRUST  SH BEN INT	552737108    8010   1088314   SH       SOLE	NONE   1088314
MICROSOFT CORP	              COM	        594918104     459     16039   SH       SOLE     NONE	 16039
MONDELEZ INTL INC	      CL A	        609207105      28 	928   SH       SOLE	NONE	   928
MORGAN STANLEY ASIA PAC FD    COM	        61744U106     418     25880   SH       SOLE	NONE	 25880
NEW GERMANY FUND	      COM	        644465106     294     17448   SH       SOLE	NONE	 17448
NEXPOINT CR STRATEGIES FD     COM	        65340G106    2861    372496   SH       SOLE	NONE	372496
NUVEEN CR STRATEGIES INCM FD  COM SHS	        67073D102     358     34263   SH       SOLE	NONE	 34263
NUVEEN DIVER CURRENCY OPPOR   COM	        67090N109     392     30228   SH       SOLE	NONE	 30228
NUVEEN EQTY PRM OPPORTUNITY   COM	        6706EM102    6365    505139   SH       SOLE	NONE	505139
NUVEEN EQUITY PREM & GROWTH   COM	        6706EW100    3415    250345   SH       SOLE	NONE	250345
NUVEEN EQUITY PREM ADV FD     COM	        6706ET107    3570    287172   SH       SOLE	NONE	287172
NUVEEN EQUITY PREM INCOME FD  COM	        6706ER101    5667    442726   SH       SOLE	NONE	442726
OMNIAMERICAN BANCORP INC      COM	        68216R107     550     21750   SH       SOLE	NONE	 21750
PFIZER INC	              COM	        717081103     371     12850   SH       SOLE	NONE	 12850
PHILIP MORRIS INTL INC	      COM	        718172109     127      1370   SH       SOLE	NONE	  1370
PIMCO ETF TR	              TOTL RETN ETF	72201R775    7209     65663   SH       SOLE	NONE	 65663
POLONIA BACORP INC MD	      COM	        73158Q109     522     58366   SH       SOLE	NONE	 58366
POWERSHARES ETF TRUST II      SENIOR LN PORT	73936Q769   31203   1243133   SH       SOLE	NONE   1243133
PROCTER & GAMBLE CO	      COM	        742718109     208      2700   SH       SOLE	NONE	  2700
PROSHARES TR	              PSHS ULSHT SP500	74347B300    4817    109628   SH       SOLE	NONE	109628
PUTNAM MUN OPPORTUNITIES TR   SH BEN INT	746922103     516     41000   SH       SOLE	NONE	 41000
ROYCE VALUE TR INC	      COM	        780910105   30781   2043921   SH       SOLE	NONE   2043921
SELECT SECTOR SPDR TR	      SBI INT-UTILS	81369Y886     379      9700   SH       SOLE	NONE	  9700
SELECT SECTOR SPDR TR	      TECHNOLOGY	81369Y803     264      8714   SH       SOLE	NONE	  8714
SONDE RES CORP	              COM	        835426107      24     18100   SH       SOLE	NONE	 18100
SPDR GOLD TRUST	              GOLD SHS	        78463V107     386      2500   SH       SOLE	NONE	  2500
SPDR INDEX SHS FDS	      EURO STOXX 50	78463X202     272      8245   SH       SOLE	NONE	  8245
SPECIAL OPPORTUNITIES FD INC  COM	        84741T104   23020   1383418   SH       SOLE	NONE   1383418
TRI CONTL CORP	              COM	        895436103   28931   1648463   SH       SOLE	NONE   1648463
VANGUARD BD INDEX FD INC      TOTAL BND MRKT	921937835   25997    310815   SH       SOLE	NONE	310815
VANGUARD INDEX FDS	      TOTAL STK MKT	922908769   14531    179488   SH       SOLE	NONE	179488
VANGUARD INTL EQUITY INDEX    FTSE EMR MKT ETF	922042858     253      5902   SH       SOLE	NONE	  5902
VANGUARD SCOTTSDALE FDS	      INT-TERM CORP	92206C870     996     11400   SH       SOLE	NONE	 11400
VANGUARD WORLD FDS	      INF TECH ETF	92204A702    7606    104341   SH       SOLE	NONE	104341
VANGUARD WORLD FDS	      ENERGY ETF	92204A306     234      2064   SH       SOLE	NONE	  2064
VIRTUS TOTAL RETURN FD	      COM	        92829A103     439    106776   SH       SOLE	NONE	106776
VISTEON CORP	              COM NEW	        92839U206      69      1200   SH       SOLE	NONE	  1200
WESTERN ASSET INFL MGMT FD    COM	        95766U107    9746    527939   SH       SOLE	NONE	527939
ZWEIG FUND INC NEW 	      COM NEW	        989834205   11345    872703   SH       SOLE	NONE	872703
ZWEIG TOTAL RETURN FD INC     COM NEW	        989837208   24308   1865521   SH       SOLE	NONE   1865521